SUBSEQUENT EVENT - PPP loan (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENT
Remaining principal and interest outstanding		$ 1,585	$ 11,400
SUBSEQUENT EVENT | PPP
SUBSEQUENT EVENT
Amount Invested In Shares	$ 1,585
Principal amount of debt forgiven	1,334
Interest amount of debt forgiven	24
Remaining principal and interest outstanding	$ 227